Convertible Promissory Notes, Net - Schedule of Convertible Debt Related Derivative Liability (Details) - USD ($)		3 Months Ended		9 Months Ended
	Apr. 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Convertible Debt Related Derivative Liability [Abstract]
Balance of derivative liability
Transfer in due to issuance of convertible promissory notes, net with warrant derivative liability				472,750
Change in fair value of warrant derivative liability	$ 35,814	$ 7,438		5,535
Balance of derivative liability		$ 478,285		$ 478,285